UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft-Leominster

Income Fund

SEMI-ANNUAL REPORT

October 31, 2003

CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	October 31, 2003 (Unaudited)

Shares/Principal Value		Market Value

CLOSED END MUTUAL FUNDS - 3.45%
Taxable Bond Funds - 3.45%
6,200	Alliance World Dollar Gov't II Fund	$ 79,670
4,500	Salomon Brothers Worldwide Income Fund	72,000
9,600	Templeton Emerging Markets Income Fund	122,112
		273,782

Total Closed End Mutual Funds (Cost $227,526)		$ 273,782

PREFERRED STOCKS - 2.39%
60,000	Cigna Corp. Convertible Preferred, 7.880%, 5/15/27	66,396
1,600	IMC Global Preferred, 7.500%, 7/1/06	87,792
1,400	Oxy Capital Trust, 8.160%, 1/20/39	35,616
		189,804

Total Preferred Stocks (Cost $179,026)		$ 189,804

CORPORATE BONDS AND NOTES - 72.22%

Cable TV & Cellular Telephone - 7.93%
185,000	CF Cable TV Inc. Senior Secured Notes, 9.125%, 7/15/07	195,638
100,000	Echostar Communications Corp. Senior Notes, 9.375%, 2/1/09	105,750
186,000	Liberty Media Corp. Senior Debentures, 8.250%, 2/1/30	212,356
100,000	Tele-Communications, Inc. Notes, 7.875%, 8/1/13	117,170
		630,914

Capital Goods - 1.38%
100,000	Toro Company Debentures, 7.800%, 6/15/27	109,780

Chemicals - 7.17%
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	64,350
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	134,250
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	82,792
100,000	Hanna (M.A.) Co. Notes 6.580%, 2/23/11	76,250
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	72,275
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	28,200
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	27,150
99,000	Millennium American Senior Unsecured Debentures, 7.625%, 11/15/26	84,645
		569,912
Containers & Paper - 4.97%
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	144,225
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	41,035
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	30,951
175,000	Champion International Debentures, 7.625%, 9/1/23	179,340
		395,551
Electric & Gas Utilities - 2.14%
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	56,448
18,000	Portland General Electric, 1st Mortgage, 7.750%, 4/15/23	18,657
90,000	Kansas Gas & Electric, 1st Mortgage, 6.500%, 8/1/05	94,833
		169,938
Electronic Instruments and Controls - 3.25%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	39,544
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	57,762
100,000	Avnet Inc. Notes, 9.750%, 2/15/08	111,000
50,000	Thomas & Betts Corp. Notes, 8.250%, 1/15/04	50,250
		258,556
Energy and Energy Services - 2.71%
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	71,078
22,000	Magnum Hunter Res., Senior Notes, 10.000% 6/1/07	22,741
100,000	Valero Energy Corp. Notes, 8.750%, 6/15/30	121,680
		215,499
Environmental Service/Pollution Control - 0.73%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	57,940

Financial Services - 5.43%
100,000	American Financial Group Senior Debentures, 7.125%, 4/15/09	104,730
100,000	Capital One Bank Senior Notes, 8.250%, 6/15/05	108,670
53,000	Capital One Bank Senior Notes, 6.875%, 2/1/06	57,526
50,000	CSC Holdings, Inc. Senior Notes, 7.875%, 12/15/07	51,125
85,000	Nationwide Mutual Insurance Notes, 7.500%, 2/15/24	86,428
20,000	Washington Mutual Cap Co. Guarantee, 8.375%, 6/1/27	23,036
		431,515
Food and Drug Producers - 0.87%
80,000	Borden, Inc. Sinking Fund Debentures, 9.250%, 6/15/19	68,800

Gas & Gas Transmission - 1.38%
100,000	KN Energy, Inc. Debentures , 7.250%, 3/1/28	109,790

Industrial Goods - 3.36%
75,000	Cummins Engine Co. Debentures (Puts), 6.750%, 2/15/27	77,715
50,000	Terex Corp. Senior Subordinated Notes, 8.875%, 4/1/08	52,125
50,000	Tyco International Group, SA Co. Guarantee, 5.800%, 8/1/06	52,250
50,000	Tyco International Group, SA Co. Guarantee, 6.875%, 1/15/29	50,060
35,000	Tyco International Ltd. Notes, 6.375%, 1/15/04	35,088
		267,238
Life Insurance - 1.45%
115,437	Lincoln National Corp. Notes, 9.130%, 10/1/24	115,437

Media & Entertainment - 5.41%
345,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	430,595

Metals & Mining - 4.05%
130,000	Phelps Dodge Corp. Senior Notes, 9.500%, 6/1/31	168,480
140,000	U.S. Steel, LLC. Notes, 10.7500%, 8/1/08	153,650
		322,130
Motor Vehicle Parts and Acessories - 0.45%
40,000	Dana Corp. Notes, 7.000%, 11/15/26	35,500

Miscellaneous Consumer Goods & Services - 1.52%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	121,180

Oil & Refining - 1.18%
100,000	Clark Refining & Mining, Inc. Senior Subordinated Notes, 8.875%, 11/15/07	94,000

Paper & Paper Products - 2.59%
100,000	Boise Cascade Inc. Debentures, 7.350%, 2/1/16	101,190
100,000	Bowater, Inc. Debentures, 9.375, 12/15/21	104,680
		205,870
Pipelines - 1.89%
25,000	Sonat Inc. Notes, 6.875%, 6/1/05	24,250
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	126,375
		150,625
Printing & Publishing - 2.39%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	189,932

Real Estate Agents and Managers - 1.11%
80,000	Cendant Corp. Notes, 6.875%, 8/15/06	87,912

Real Estate Investment Trusts - 3.08%
250,000	Starwood Hotels and Resorts (New) Debentures , 7.750%, 11/15/25	244,675

Retail Stores - 0.68%
55,000	Albertson's, Inc. Notes, 6.520%, 4/10/28	54,010

Semiconductors - 0.43%
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	34,425

Silver Ores - 1.25%
100,000	Massey Energy, Co. Notes, 6.950%, 3/1/07	99,750

Telephones & Communications - 1.57%
115,000	Motorola, Inc. Debentures, 6.500%, 11/15/28	110,940
11,647	Nynex Corp. Amortized Debentures, 9.550%, 5/1/10	13,808
		124,748
Tires - 0.86%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	68,400

Wholesale Computers and Peripheral Equipment and Software - 1.00%
80,000	Ikon Office Solutions Notes, 7.250%, 6/30/08	79,400

Total Corporate Bonds and Notes (Cost $5,277,698)		$ 5,744,022

COMERCIAL PAPER - 12.57%
250,000	AMEX 1.03%, 11/10/03	250,000
300,000	General Electric Capital Corp. 30 Day, 1.040%, 11/21/03	300,000
200,000	General Electric Capital Services Corp., 1.060%, 11/12/03	200,000
250,000	Sears Roebuck Acceptance Corp., 1.250%, 11/10/03	250,000
		1,000,000

Total Comercial Paper (Cost $1,000,000)		$ 1,000,000

CASH AND EQUIVALENTS
Short Term Investments - 7.99%
635,460	U.S. Bank First American Treasury Obligation, .33%, (Cost $635,460)	635,460

TOTAL INVESTMENTS (Cost $7,319,710) 98.62%		7,843,068

OTHER ASSETS LESS LIABILITIES - 1.38%		110,093

NET ASSETS - 100.00%		$ 7,953,161

The accompanying notes are an integral part of the financial statements

CROFT-LEOMINSTER INCOME FUND
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 7,843,068
(Identified Cost $7,319,710)
Cash	12,019
Receivables:
Interest	134,463
Total Assets	7,989,550
Liabilities:
Accrued Expenses	3,683
Accrued Management Fee	2,313
Payable to Shareholders	30,393
Total Liabilities	36,389
Net Assets	$ 7,953,161

Net Assets Consist of:
Capital Paid In	$ 8,059,076
Accumulated Undistributed Net Investment Income	229,226
Accumulated Realized Gain (Loss) on Investments - Net	(858,499)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	523,358
Net Assets for Shares Outstanding	$ 7,953,161

Per Share Net Asset Value and Redemption Price	$ 9.96
Offering Price Per Share	$ 9.96
($7,953,161/798,202 shares)

The accompanying notes are an integral part of the financial statements

CROFT-LEOMINSTER INCOME FUND
Statement of Operations

(Unaudited)
Six months
ended
October 31, 2003
Investment Income:
Dividends	$ 14,756
Interest	259,098
Total Investment Income	273,854
Expenses:
Advisory fees (Note 3)	32,051
Transfer agent & Accounting fees	13,800
Audit fees	5,370
Legal fees	4,598
Printing expense	2,103
Custody fees	2,561
Registration fees	2,521
Insurance expense	2,521
Other	1,980
Trustee Fees	340
Total Expenses	67,845

Less: Advisory fees waived (Note 3)	(23,217)
Net Expenses	44,628

Net Investment Income	229,226

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	124,100
Unrealized Appreciation (Depreciation) on Investments	(71,653)
Net Realized and Unrealized Gain (Loss) on Investments	52,447

Net Increase (Decrease) in Net Assets from Operations	$ 281,673

The accompanying notes are an integral part of the financial statements

CROFT-LEOMINSTER INCOME FUND
Statement of Changes in Net Assets

	(Unaudited)
	Six months	For the year
	ended	ended
	October 31, 2003	April 30, 2003
Operations:
Net investment income (loss)	$ 229,226	$ 493,754
Net realized gain (loss) on investment transactions	124,100	(21,085)
Net unrealized appreciation (depreciation) on investments	(71,653)	587,528
Net increase (decrease) in net assets resulting from operations	281,673	1,060,197
Dividends and Distributions to Shareholders From:
Net investment income	(229,185)	(496,247)
Return of capital	0	0
Net change in net assets from Distributions	(229,185)	(496,247)
Capital Share Transactions:
Proceeds from sale of shares	120,579	575,263
Shares issued on reinvestment of dividends	169,209	376,141
Cost of shares redeemed	(547,055)	(1,644,870)
Net Increase (Decrease) from Shareholder Activity	(257,267)	(693,466)

Net Assets:
Net increase (decrease) in net assets	(204,779)	(129,516)
Beginning of year	8,157,940	8,287,456
End of year	$ 7,953,161	$ 8,157,940

Share Transactions:
Shares sold	12,048	60,385
Shares issued on reinvestment of dividends	17,283	40,433
Shares redeemed	(55,021)	(174,513)
Net increase (decrease) in shares	(25,690)	(73,695)
Outstanding at beginning of period	823,892	897,587
Outstanding at end of period	798,202	823,892

The accompanying notes are an integral part of the financial statements

CROFT-LEOMINSTER INCOME FUND
			Financial Highlights
			October 31, 2003
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	10/31/03	4/30/03	4/30/02	4/30/01	4/30/00

Net Asset Value at Beginning of Period	$ 9.90	$ 9.23	$ 9.24	$ 9.43	$ 10.47
Net Investment Income	0.28	0.57	0.59	0.72	0.76
Net Gains or Losses on Securities
(Realized and Unrealized)	0.06	0.67	0.04	(0.20)	(1.02)
Total from Investment Operations	0.34	1.24	0.63	0.52	(0.26)

Dividends (From Net Investment Income)	(0.28)	(0.57)	(0.61)	(0.71)	(0.78)
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Return of Capital	0.00	0.00	(0.03)	0.00	0.00
Total Distributions	(0.28)	(0.57)	(0.64)	(0.71)	(0.78)

Net Asset Value at End of Period	$ 9.96	$ 9.90	$ 9.23	$ 9.24	$ 9.43

Total Return	3.67%	14.04%	6.91%	5.78%	(2.40)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,953	$ 8,158	$ 8,287	$ 7,679	$ 8,157
Ratio of Expenses to Average
Net Assets before waiver	1.67%	1.72%	1.76%	1.91%	1.79%
Ratio of Expenses to Average
Net Assets after waiver	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average
Net Assets before waiver	5.08%	5.48%	5.57%	6.92%	6.97%
Ratio of Net Investment Income to Average
Net Assets after waiver	5.65%	6.11%	6.23%	7.73%	7.66%
Portfolio Turnover Rate	17.23%	37.26%	23.80%	12.33%	5.87%

The accompanying notes are an integral part of the financial statements

CROFT-LEOMINSTER INCOME FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2003 (UNAUDITED)

Note 1. Organization

The Croft-Leominster Income Fund (the “Fund”), is a managed portfolio of the Croft Funds Corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund is one of a series of Funds of the Croft Funds Corporation, which also includes the Croft Leominster Value Fund.  It was organized in 1994 to succeed to the business of Croft-Leominster Inc.’s Leominster Income Limited Partnership, an investment company organized as a limited partnership which commenced operations January 1, 1992 for the purpose of investing the partners’ capital in securities under professional investment management. This succession occurred on May 4, 1995 when the partnership’s net assets aggregating $3,175,041 were transferred to the Croft-Leominster Income Fund in exchange for 317,504 shares of the Fund’s capital stock. The Croft-Leominster Income Fund seeks a high level of current income with moderate risk of principal by investing primarily in a diversified portfolio of investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at their last quoted sales price.  Investments for which have no sale is reported are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale and bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless the Board of Directors determine that the amortized cost doesn’t reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

Other: The Fund follows industry practice and records security transaction on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Croft-Leominster Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides portfolio management and makes day-to-day investment decisions for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .79% of the Fund’s average daily net assets.  For the six months ended October 31, 2003, the Advisor earned $32,051.  Through the six months ended October 31, 2003, the Advisor guaranteed that the overall expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) would not exceed an annual rate of 1.10% of the Fund’s average net assets. As a result, for the six months ended October 31, 2003, the Advisor waived $23,217 of the advisory fee.

Pursuant to a plan of Distribution, the Fund pays a distribution fee of up to .25% of the average daily net assets to broker-dealers for distribution assistance, and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  The Croft Funds Corporation elected to suspend the 12b-1 fee for the Fund on August 23, 1995.  The 12b-1 fee will be suspended into the foreseeable future; however, the Croft Funds Corporation reserves the right to terminate the waiver and reinstate the 12b-1 fee at any time in its sole discretion.

Certain Directors and officers of the Corporation are “interested persons” (as defined in the Investment Company Act of 1940) of the Corporation. Each “non-interested” Director is entitled to receive an annual fee of $500 plus expenses for services related to the Corporation.

Note 4. Capital Share Transactions

At October 31, 2003, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation, and capital paid-in amounted to $8,059,076 for the Fund.

Note 5. Investments

For the six months ended October 31, 2003, the cost of purchases and the proceeds from the sales, other than short-term securities, aggregated $567,069 and $1,145,444, respectively.  As of October 31, 2003, the gross unrealized appreciation for all securities totaled $627,217 and the gross unrealized depreciation for all securities totaled $103,859, for a net unrealized appreciation of $523,358 on a tax basis.  The aggregate cost of securities for federal income tax purposes at October 31, 2003 was $7,319,710.

Note 6. Distributions to Shareholders

The Fund makes distributions quarterly. During the six months ended October 31, 2003, distributions of $0.28 aggregating $229,185 were declared from net investment income.

1-800-746-3322

This report is provided for the general information of the shareholders of the Croft-Leominster Income Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Croft-Leominster

Value Fund

SEMI-ANNUAL REPORT

October 31, 2003

CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	October 31, 2003 (Unaudited)
	Market Value
Shares

COMMON STOCK - 92.71%

Agriculture Chemicals - 0.50%
4,300	IMC Global, Inc.	$ 30,057

Aircraft & Parts - 2.08%
2,500	Textron, Inc.	124,225

Ball & Roller Bearings - 0.59%
2,100	Timken Co.	35,238

Banks, Savings & Loans and Brokers - 3.04%
1,000	Bank of America Corp.	75,730
1,900	FleetBoston Financial Corp.	76,741
500	Wells Fargo & Co.	28,160
		180,631

Biological Products - 0.85%
800	Invitrogen Corp. *	50,872

Biotechnology & Drugs - 2.98%
3,000	Bristol-Myers Squibb Co.	76,110
2,300	Wyeth	101,522
		177,632

Capital Equipment - 5.81%
1,100	Eaton Corp.	110,264
4,408	Honeywell International, Inc.	134,929
4,500	Terex Corp.*	101,520
		346,713

Chemicals - 0.45%
1,500	OM Group, Inc. *	26,850
		26,850
Chemicals - Plastics & Rubber 1.05%
13,000	PolyOne Corp. *	62,790

Computer Integrated Systems Design 0.31%
5,000	Vastera, Inc. *	18,500

Consumer Cyclical - 1.44%
3,136	Masco Corp.	86,240

Consumer Nondurables - 1.65%
2,600	Newell Rubbermaid Co.	59,280
400	Procter & Gamble Co.	39,316
		98,596

Consumer Services - 0.74%
1,758	Viad Corp.	43,915

Containers & Paper - 1.16%
1,500	Packaging Corp. of America*	29,550
1,800	Pactiv Corp.*	39,690
		69,240

Fabricated Structural Metal Products - 0.52%
1,500	Valmont Industries, Inc.	31,200

Farm Machinery & Equipment - 2.11%
7,000	Agco Corp. *	126,000

Financial Services - 4.01%
4,360	Citigroup, Inc.	206,664
600	PartnerRe, Ltd.	32,562
		239,226

Gas & Other Services - 0.51%
1,100	Sempra Energy	30,580

General Industrial Machinery Equipment - 1.52%
1,500	Ingersoll-Rand	90,600

General Medical Surgical Hospitals, NEC - 0.60%
2,600	Tenet Healtcare Corp. *	35,880

Health Care - 2.45%
1,200	HCA, Inc.	45,900
2,500	McKesson Corp.	75,675
1,200	STERIS Corp.*	24,984
		146,559

Hotels & Motels - 2.53%
7,400	Cendant Corp.*	151,182

Industrial Instruments For Measurement, Display, And Control - 0.27%
600	Cognex Corp.	16,110

Insurance - 9.30%
3,850	ACE Ltd.	138,600
2,743	Lincoln National Corp.	109,528
4,100	Prudential Financial Inc.	158,424
2,200	St. Paul Companies	83,886
5,100	U.S.I. Holdings Corp.*	65,025
		555,463

Iron & Steel - 1.66%
4,200	U.S. Steel Corp.	99,330

Measuring & Control Devices, NEC - 0.33%
900	Thermo Electron Corp. *	19,782

Media & Entertainment - 6.99%
3,800	Cablevisions Systems CL A *	76,760
21,359	Liberty Media Corp. CL A*	215,512
3,129	Viacom, Inc. CL B*	124,753
		417,025

Multi-Industry - 5.31%
3,624	SPX Corp.*	174,387
6,825	Tyco International Ltd.	142,506
		316,893

Natural Gas Transmission - 2.67%
12,000	El Paso Corp.	88,080
7,000	Williams Cos. , Inc.	71,400
		159,480

Paper & Paper Products - 4.01%
9,000	Abitibi-Consolidated Inc.	60,390
2,300	Boise Cascade Corp.	64,515
7,361	Smurfit-Stone Container Corp.*	114,610
		239,515

Petroleum Refining - 2.16%
5,475	Premcor, Inc. *	129,210

Pharmaceutical - 4.76%
1,900	Abbott Laboratories	80,978
680	Amgen, Inc. *	41,997
700	Cephalon, Inc. *	32,949
1,900	Pfizer, Inc.	60,040
3,200	Schering-Plough Corp.	48,864
500	Watson Pharmaceuticals, Inc. *	19,635
		284,463

Prepackaged Software - 0.58%
1,100	Synopsys, Inc.	34,892

Primary Smelting & Refining of Nonferrous Materials - 1.11%
2,000	INCO LTD. *	66,400

Radio & TV & Broadcasting Equipment - 0.77%
4,200	Nokia Corp.	45,873

Retail - 4.21%
4,270	Lowes Companies, Inc.	251,631
		251,631

Technology - 4.61%
7,400	AOL Time Warner, Inc. *	140,668
800	Beckman Coulter, Inc.	39,720
698	Flextronics International Ltd.*	9,765
8,000	Ikon Office Solutions	67,200
200	International Business Machines Corp.	17,896
		275,249

Real Estate Investment Trusts - 3.09%
13,000	Meristar Hospitality Corp. *	88,790
2,345	Mills Corp.	95,676
		184,466

Transportation - 2.46%
3,025	CP Ships Ltd.	57,263
3,000	JB Hunt Transport Services*	76,140
1,025	Kansas City Southern Industries, Inc.*	13,561
		146,964
Trucking - 0.38%
1,000	Swift Transportation Co. , Inc. *	22,460

Utilities - 1.12%
500	Ameren Corp	22,326
1,600	FMC Corporation, Inc. *	44,816
		67,142

TOTAL FOR COMMON STOCK (Cost $4,553,199)		5,535,074

Preferred Stock - 0.59%
1,600	Equities Securities Trust I 6.5% Convertible	35,456

TOTAL FOR PREFERED STOCK (Cost $35,456)		35,456

Money Market Funds - 4.82%
287,976		287,976

TOTAL INVESTMENTS 98.13%		5,858,506
(Identified Cost $4,876,631)

ASSETS IN EXCESS OF LIABILITIES- 1.87%		111,626

NET ASSETS - 100.00%		$ 5,970,132

The accompanying notes are an integral part of the financial statements.

CROFT-LEOMINSTER VALUE FUND
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 5,858,506
(Identified Cost $4,876,631)
Cash	6,680
Receivables:
Dividends and Interest	7,241
Securities Sold	105,480
Total Assets	5,977,907
Liabilities:
Accrued Expenses	5,837
Accrued Management Fees	1,938
Total Liabilities	7,775
Net Assets	$ 5,970,132

Net Assets Consist of:
Paid In Capital	5,151,912
Accumulated Undistributed Net Investment Income	6,200
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(169,855)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	981,875
Net Assets for 369,524 Shares Outstanding	5,970,132

Per Share Net Asset Value and Redemption Price	$ 16.16
Offering Price Per Share	16.16
($5,970,132/369,524 shares)

The accompanying notes are an integral part of the financial statements.

CROFT-LEOMINSTER VALUE FUND
Statement of Operations (Unaudited)

5/1/2003
to
10/31/2003
Investment Income:
Dividends	$ 38,654
Interest	3,165
Total Investment Income	41,819
Expenses:
Advisory fees (Note 3)	27,207
Transfer agent fees & accounting	12,880
Audit fees	5,779
Legal fees	4,598
Printing and postage expense	2,185
Custody fees	2,561
Registration fees	2,521
Insurance expense	2,521
Trustee fees	518
Other Fees	1,510
Total Expenses	62,280
Less:
Advisory fee waiver (Note 3)	(18,864)
Net Expenses	43,416
Net Investment Income / (Loss)	(1,597)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	226,988
Unrealized Appreciation (Depreciation) on Investments	604,051
Net Realized and Unrealized Gain (Loss) on Investments	831,039

Net Increase (Decrease) in Net Assets from Operations	$ 829,442

The accompanying notes are an integral part of the financial statements.

CROFT-LEOMINSTER VALUE FUND
	Statement of Changes in Net Assets
	For the six months	For the year
	ended	ended
	October 31, 2003	April 30, 2003
Operations:
Net investment income (loss)	(1,597)	7,797
Net realized gain (loss) on investment transactions	226,988	(397,735)
Net unrealized appreciation (depreciation) on investments	604,051	(661,168)
Net increase (decrease) in net assets resulting from operations	829,442	(1,051,106)
Dividends and Distributions to Shareholders From:
Net investment income	0	0
Net realized gains	0	(4,788)
Net Change in Net Assets from Distributions	0	(4,788)
Capital Share Transactions:
Proceeds From Sale of Shares	151,645	853,693
Shares Issued on Reinvestment of Dividends	0	4,604
Cost of Shares Redeemed	(289,102)	(251,497)
Net Increase (Decrease) from Shareholder Activity	(137,457)	606,800

Net Assets:
Net increase (decrease) in net assets	691,985	(449,094)
Beginning of year	5,278,147	5,727,241
End of year ( including accumulated undistributed net investment income of -$1,597and $7,797, respectively)	$ 5,970,132	$ 5,278,147

Share Transactions:
Shares sold	9,710	64,943
Shares issued on reinvestment of dividends	0	352
Shares redeemed	(18,711)	(18,750)
Net increase (decrease) in shares	(9,001)	46,545
Outstanding at beginning of period	378,525	331,980
Outstanding at end of period	369,524	378,525

The accompanying notes are an integral part of the financial statements.

CROFT-LEOMINSTER VALUE FUND
				Financial Highlights
				October 31, 2003
	Selected data for a share outstanding throughout the period.
	(Unaudited)
	For the Six Months	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31, 2003	April 30, 2003	April 30, 2002	April 30, 2001	April 30, 2000

Net Asset Value at Beginning of Period	$ 13.94	$ 17.25	$ 18.64	$ 16.57	$ 16.65
Net Investment Income/ (Loss)	0.00	0.02	(0.04)	0.05	(0.08)
Net Gains or Losses on Securities (Realized and Unrealized)	2.22	(3.32)	(1.07)	2.04	0.00
Total from Investment Operations	2.22	(3.30)	(1.11)	2.09	(0.08)

Distributions (From Net Investment Income)	0.00	0.00	(0.03)	(0.02)	0.00
Distributions (From Capital Gains)	0.00	(0.01)	(0.25)	0.00	0.00
Total Distributions	0.00	(0.01)	(0.28)	(0.02)	0.00

Net Asset Value at End of Period	$ 16.16	$ 13.94	$ 17.25	$ 18.64	$ 16.57

Total Return *	15.90%	(19.11)%	(6.05)%	12.61%	(0.48)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,970	$ 5,278	$ 5,727	$ 5,438	$ 4,864
Ratio of Expenses to Average Net Assets before reimbursement	2.15%	2.37%	2.23%	2.46%	2.47%
Ratio of Net Investment Income to Average Net Assets before reimbursement	(0.71)%	(0.71)%	(0.92)%	(0.74)%	(1.01)%
Ratio of Expenses to Average Net Assets after reimbursement	1.50%	1.50%	1.50%	1.44%	1.50%
Ratio of Net Investment Income to Average Net Assets after reimbursement	(0.06)%	0.16%	(0.22)%	0.28%	(0.49)%
Portfolio Turnover Rate	91.11%	54.64%	47.79%	54.57%	55.66%

* Not Annualized

The accompanying notes are an integral part of the financial statements.

CROFT-LEOMINSTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2003 (UNAUDITED)

Note 1. Organization

The Croft-Leominster Value Fund (the “Fund”), a managed portfolio of the Croft Funds Corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund is one of a series of Funds of the Croft Funds Corporation, which also includes the Croft Leominster Income Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 65% of its total assets) in common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Croft-Leominster Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides portfolio management and makes day-to-day investment decisions for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.94% of the Fund’s average daily net asset value. For the six months ended October 31, 2003, the Advisor earned $27,207.  Through the six months ended October 31, 2003, the Advisor guaranteed that the overall expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) would not exceed an annual rate of 1.50% of the Fund’s average net assets.  For the six months ending October 31, 2003, the Advisor waived $18,864 of the advisory fee.

Pursuant to a plan of Distribution, the Fund pays a distribution fee of up to .25% of the average daily net assets to broker-dealers for distribution assistance, and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  The Corporation elected to suspend the 12b-1 fee on May 1, 1999. The 12b-1 fee will be suspended into the foreseeable future; however, the Corporation reserves the right to terminate the suspension and reinstate the 12b-1 fee at any time in its sole discretion.

Certain Directors and officers of the Corporation are “interested persons” (as defined in the Investment Company Act of 1940) of the Corporation. Each “non-interested” Director is entitled to receive an annual fee of $500 plus expenses for services relating to the Corporation.

Note 4. Capital Share Transactions

At October 31, 2003, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation, and capital paid-in amounted to $5,151,912 for the Fund.

Note 5. Investments

For the six months ended October 31, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $2,532,136 and $2,701,738, respectively. As of October 31, 2003, the gross unrealized appreciation for all securities totaled $1,221,330 and the gross unrealized depreciation for all securities totaled $239,455, for a net unrealized appreciation of $981,875 on a tax basis.  The aggregate cost of securities for federal income tax purposes at April 30, 2003 was 4,876,631

1-800-746-3322

This report is provided for the general information of the shareholders of the Croft-Leominster Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 20, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 13, 2004

By Carla Reedinger, CFO

*Carla Reedinger, CFO

Date January 13, 2004

* Print the name and title of each signing officer under his or her signature.